UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World

              Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Canada — 0.3%
Ainsworth Lumber Co. Ltd. (a)(b)		47,014	$169,259
Ainsworth Lumber Co. Ltd. (a)		65,864	237,122

			406,381
United States — 0.2%
HealthSouth Corp.		122	4,384
NewPage Corp.		2,540	213,360

			217,744
Total Common Stocks — 0.5%			624,125

Asset-Backed Securities		Par (000)
France — 0.4%
Cars Alliance Funding PLC, Series 2012-F1F, Class A, 1.38%, 9/25/21	EUR	35	47,978
Driver France 1 FCT, Series 1, Class B, 1.04%, 10/21/20 (c)		100	138,082
FCT Copernic, Series 2012-1, Class A1, 1.29%, 9/25/29 (c)		132	181,835
Red & Black Auto Lease France, Series 2012-1, Class A, 1.09%, 12/28/21 (c)		75	103,912

			471,807
Germany — 1.0%
Driver Ten GmbH, Series 10, Class A, 0.49%, 3/21/19 (c)		210	290,084
Red & Black TME Germany 1 UG, Series 1, Class A, 0.73%, 1/15/23 (c)		43	59,755
SC Germany Auto, Class A (c):
Series 2013-1, 0.62%, 10/12/22		331	456,535
Series 2013-2, 0.72%, 3/12/23		306	421,749

			1,228,123
Italy — 0.5%
Auto ABS Compartiment, Series 2012-2, Class A, 2.80%, 4/27/25		285	396,074
Berica PMI Srl, Series 1, Class A1X, 2.69%, 5/31/57 (c)		133	186,490

			582,564
Luxembourg — 0.7%
Bumper 2 SA, Series 2011-2, Class A, 1.49%, 2/23/23 (c)		226	313,193
Asset-Backed Securities		Par (000)	Value
Luxembourg (concluded)
Red & Black Auto Lease Germany 1 SA, 0.91%, 4/15/24	EUR	400	$550,926

			864,119
Netherlands — 0.0%
Highway BV, Series 2012-1, Class A, 1.34%, 3/26/24 (c)		39	53,246
Portugal — 0.9%
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.27%, 12/28/43 (c)		380	526,269
Volta II Electricity Receivables, 2.98%, 2/16/18		400	551,060

			1,077,329
United Kingdom — 0.9%
Atlantes, Ltd. / Atlantes Finance PLC, Series 6, Class A, 2.71%, 3/20/33 (c)		171	237,501
Bumper 2 SA, Series 2012-5 (c):
Class A1, 1.43%, 6/20/22		93	128,773
Class A2, 1.88%, 6/20/22	GBP	93	155,911
E CARAT 2 PLC, Series 2, Class A, 1.03%, 10/18/21 (c)		135	225,356
Turbo Finance 2 PLC, Series 2012-1:
Class A, 1.88%, 2/20/19 (c)		19	30,897
Class B, 5.50%, 2/20/19		195	333,745
Turbo Finance 3 PLC, Series 3, Class A, 1.08%, 11/20/19 (c)		41	68,704

			1,180,887
United States — 0.8%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17		300	503,352
Santander Drive Auto Receivables, Series 2012-3, Class A3, 1.08%, 4/15/16	USD	61	61,052
SLM Student Loan Trust (c):
Series 2012-2, Class A, 0.85%, 1/25/29		214	215,590
Series 2012-C, Class A1, 1.26%, 8/15/23 (b)		160	160,881

			940,875
Total Asset-Backed Securities — 5.2%			6,398,950

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Australia — 0.4%
CNOOC Curtis Funding No 1 Property Ltd., 4.50%, 10/03/23 (b)	USD	420	$427,335
Brazil — 2.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)		252	261,430
Petrobras International Finance Co.:
3.88%, 1/27/16		1,610	1,653,372
5.75%, 1/20/20		510	532,350

			2,447,152
Denmark — 0.1%
Danske Bank A/S, 5.75% (c)(d)	EUR	100	137,593
France — 2.6%
BNP Paribas SA, 2.88%, 3/20/26 (c)		465	638,565
Casino Guichard Perrachon SA, 3.25%, 3/07/24		300	417,312
Electricite de France (c)(d):
5.00%		100	142,387
6.00%	GBP	500	869,002
Renault SA:
4.63%, 9/18/17	EUR	339	507,374
3.13%, 3/05/21		205	285,493
Societe Generale SA, 6.75% (c)(d)		235	327,794

			3,187,927
Germany — 0.3%
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (c)		290	391,029
Hong Kong — 0.4%
Bao-trans Enterprises Ltd., 3.75%, 12/12/18	USD	445	441,623
India — 0.7%
Canara Bank, 5.25%, 10/18/18		213	221,448
NTPC Ltd., 4.75%, 10/03/22		380	369,582
Power Grid Corp. of India Ltd., 3.88%, 1/17/23		280	254,246

			845,276
Ireland — 0.7%
Aquarius and Investments PLC for Swiss Reinsurance Co. Ltd., 6.38%, 9/01/24 (c)		200	212,000
Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43 (c)	EUR	130	189,007

Corporate Bonds	Par (000)		Value
Ireland (concluded)
ESB Finance Ltd., 3.49%, 1/12/24	EUR	180	$263,743
Sibur Securities Ltd., 3.91%, 1/31/18	USD	265	243,137

			907,887
Italy — 1.6%
Davide Campari-Milano SpA:
5.38%, 10/14/16	EUR	150	223,580
4.50%, 10/25/19		330	490,399
Telecom Italia SpA:
4.50%, 9/20/17		410	602,448
6.13%, 12/14/18		200	310,550
4.88%, 9/25/20		260	377,038

			2,004,015
Kazakhstan — 0.7%
KazMunayGas National Co. JSC, 7.00%, 5/05/20 (b)	USD	800	902,000
Luxembourg — 3.3%
ArcelorMittal, 6.13%, 6/01/18		148	162,245
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	570	779,811
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18		510	682,226
Gazprom OAO Via Gaz Capital SA, 8.13%, 7/31/14	USD	510	518,925
GELF Bond Issuer I SA, 3.13%, 4/03/18	EUR	470	674,914
HeidelbergCement Finance Luxembourg SA, 7.50%, 10/31/14		300	428,793
Russian Agricultural Bank OJSC Via RSHB Capital SA, 9.00%, 6/11/14	USD	770	777,700

			4,024,614
Netherlands — 1.4%
HeidelbergCement Finance BV, 8.00%, 1/31/17	EUR	281	451,575
Louis Dreyfus Commodities BV, 4.00%, 12/04/20		365	501,323
Volkswagen International Finance NV, 4.63% (c)(d)		550	762,438

			1,715,336
Portugal — 0.6%
Banco Santander Totta SA, 1.50%, 4/03/17		300	413,175

2	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Portugal (concluded)
Galp Energia SGPS SA, 4.13%, 1/25/19	EUR	200	$289,995

			703,170
Saudi Arabia — 0.4%
Dar Al-Arkan Sukuk Co. Ltd., 5.75%, 5/24/18	USD	510	504,951
Singapore — 0.2%
SP PowerAssets Ltd., 2.70%, 9/14/22		260	245,002
Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (c)(d)	EUR	200	278,148
Bankia SA, 3.50%, 1/17/19		500	708,139
Caja Rural de Navarra, 2.88%, 6/11/18		200	289,637

			1,275,924
Switzerland — 0.8%
Credit Suisse AG, 6.50%, 8/08/23	USD	300	329,250
UBS AG (c):
4.75%, 5/22/23		265	269,108
4.75%, 2/12/26	EUR	305	431,141

			1,029,499
United Arab Emirates — 1.0%
Emirates Airline, 4.50%, 2/06/25	USD	1,215	1,172,475
United Kingdom — 3.4%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	255	480,372
Enterprise Inns PLC, 6.50%, 12/06/18		505	886,111
Fidelity International Ltd., 7.13%, 2/13/24		200	386,123
GKN Holdings PLC, 5.38%, 9/19/22		100	181,881
HSBC Holdings PLC, 5.25%, 3/14/44	USD	250	252,789
Legal & General Group PLC, 5.88% (c)(d)	GBP	470	833,160
Nationwide Building Society, 6.88% (c)(d)		125	208,133
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (b)	USD	800	895,216

			4,123,785
United States — 6.0%
Bank of America Corp.:
5.63%, 7/01/20		200	227,590
Series L, 1.35%, 11/21/16		190	190,293
Comcast Corp., 4.75%, 3/01/44		205	208,082
Corporate Bonds	Par (000)		Value
United States (concluded)
COX Communications, Inc., 8.38%, 3/01/39 (b)	USD	250	$327,980
Delphi Corp., 5.00%, 2/15/23		895	948,700
General Motors Co., 6.25%, 10/02/43 (b)		179	193,768
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		233	235,192
JPMorgan Chase & Co., 6.75% (c)(d)		295	310,488
NewPage Corp., 11.38%, 12/31/14 (a)(e)		586	—
QVC, Inc.:
5.13%, 7/02/22		86	89,217
4.85%, 4/01/24 (b)		645	653,420
5.95%, 3/15/43		170	173,404
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		640	660,800
SLM Corp., 3.88%, 9/10/15		93	95,790
Verizon Communications, Inc.:
4.50%, 9/15/20		546	592,979
5.15%, 9/15/23		788	862,323
3.25%, 2/17/26	EUR	200	284,594
6.55%, 9/15/43	USD	413	502,594
Wanda Properties International Co., Ltd., 7.25%, 1/29/24		447	447,532
WM Covered Bond Program, 4.38%, 9/16/14	EUR	210	290,688

			7,295,434
Total Corporate Bonds — 27.6%			33,782,027

Foreign Agency Obligations
Australia — 6.2%
Australia Government Bond:
5.75%, 5/15/21	AUD	1,105	1,150,507
5.75%, 7/15/22		120	125,556
4.75%, 4/21/27		450	434,516
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25		3,640	4,297,482
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17		1,595	1,609,303

			7,617,364
Brazil — 0.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	352	367,840

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Canada — 0.3%
Canadian Government Bond, 4.00%, 6/01/41	CAD	325	$349,401
Finland — 0.7%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	950	891,811
France — 0.8%
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)	USD	955	957,670
Germany — 8.4%
Bundesobligation, 0.25%, 4/13/18	EUR	140	191,348
Bundesrepublik Deutschland:
3.50%, 7/04/19		275	434,781
1.50%, 5/15/23		2,350	3,254,512
2.00%, 8/15/23		2,100	3,024,447
Bundesschatzanweisungen, 0.00%, 12/11/15 (f)		2,045	2,810,024
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	495,855

			10,210,967
Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia:
6.13%, 3/15/19	USD	200	218,500
6.13%, 3/15/19 (b)		201	219,593

			438,093
Italy — 8.9%
Italy Buoni Poliennali Del Tesoro:
2.55%, 10/22/16	EUR	4,488	6,428,682
4.50%, 5/01/23		2,915	4,443,416

			10,872,098
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT (b):
4.75%, 6/14/19		1,950	2,913,365
5.65%, 2/15/24		1,765	2,737,830

			5,651,195
Slovenia — 3.8%
Slovenia Government Bond:
4.38%, 4/02/14		435	599,278
2.75%, 3/17/15		330	463,094
Slovenia Government International Bond:
4.13%, 2/18/19 (b)	USD	567	586,278
5.85%, 5/10/23		960	1,046,400
5.25%, 2/18/24 (b)		555	575,990
Foreign Agency Obligations	Par (000)		Value
Slovenia (concluded)
Slovenia Ministry of Finance Treasury Bill, 0.00%, 10/16/14 (f)	EUR	960	$1,315,859

			4,586,899
South Africa — 0.5%
South Africa Government Bond, 6.50%, 2/28/41	ZAR	8,535	607,746
South Korea — 3.9%
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,835,740	1,788,087
Korea Treasury Bond, 5.00%, 9/10/14		3,203,000	3,039,611

			4,827,698
Spain — 2.6%
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	369,317
Spain Government Bond:
2.75%, 3/31/15	EUR	60	84,383
4.40%, 10/31/23 (b)		1,355	2,054,189
5.15%, 10/31/28 (b)		250	398,096
4.70%, 7/30/41		200	299,661

			3,205,646
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	250	237,813
United Kingdom — 0.9%
United Kingdom Gilt:
4.25%, 12/07/55	GBP	190	371,692
3.50%, 7/22/68		445	745,784

			1,117,476
Total Foreign Agency Obligations — 42.5%			51,939,717

Municipal Bonds
United States — 2.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	USD	280	288,221
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)		180	170,167

4	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)			Value
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	USD	140		$142,302
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47		225		237,159
City of New York New York Water & Sewer System, Refunding RB, 5.00%, 6/15/47		160		169,843
County of Broward Florida Airport System, RB, 5.00%, 10/01/42		165		171,009
County of Miami-Dade Florida Aviation, Refunding RB, AMT, Series A, 5.00%, 10/01/38		280		281,123
Dallas/Fort Worth International Airport, RB, Series A, 5.00%, 11/01/45		315		317,271
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		90		92,160
State of California, GO, Various Purposes, Series 3, 5.95%, 4/01/16		850		934,354
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/44		90		98,515
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 5.50%, 1/01/42		120		122,864
Total Municipal Bonds — 2.5%				3,024,988

Non-Agency Mortgage-Backed Securities
Ireland — 0.5%
German Residential Funding 2013-2, Ltd., Series 2013-2, Class E, 4.02%, 11/27/24 (c)	EUR	116		160,514
German Residential Funding PLC, Series 2013-1, Class D, 3.79%, 8/27/24 (c)		149		212,785
Talisman Finance Ltd., Series 7, Class A, 0.48%, 4/22/17 (c)		193		265,120

				638,419
Netherlands — 0.1%
Storm BV, Series 2013-4, Class A1, 0.75%, 10/22/53 (c)		90		123,405
Non-Agency Mortgage-Backed Securities	Par (000)			Value
United Kingdom — 0.6%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.94%, 5/17/60 (b)(c)	USD	289		$292,733
Gosforth Funding 2012-2 PLC, Series 2012-2, Class A1A, 0.99%, (c)(d)	GBP	39		65,382
London & Regional Debt Securitisation No 1 PLC, Series 1, Class A, 4.77%, 10/15/17 (c)		95		160,933
Taurus PLC, Series 2013-GMF1, Class D, 3.04%, 5/21/24 (c)	EUR	135		187,799

				706,847
United States — 0.1%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.85%, 1/25/35 (c)	USD	109		110,044
Total Non-Agency Mortgage-Backed Securities — 1.3%				1,578,715

US Treasury Obligations
United States — 12.6%
US Treasury Notes:
2.63%, 6/30/14		1,760		1,771,206
0.25%, 5/31/15		4,776		4,781,039
0.25%, 11/30/15		1,195		1,194,160
1.00%, 5/31/18		6,225		6,111,201
1.38%, 7/31/18		1,200		1,192,874
2.00%, 2/15/23		403		383,259
Total US Treasury Obligations — 12.6%				15,433,739

Other Interests (g)		Beneficial Interest (000)
United States — 0.3%
Adelphia Preferred Escrow		575		6
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152)		—	(h)	389,000
Total Other Interests — 0.3%				389,006

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts
Netherlands — 1.0%
Generali Finance BV, (c)(d)
5.32%	USD	450	$635,441
5.48%		200	283,796
Swiss Reinsurance Co. via ELM BV, 5.25% (c)(d)		250	360,513

			1,279,750
United States — 0.3%
State Street Capital Trust IV, 1.23%, 6/15/37 (c)		440	360,800
Total Preferred Securities — 1.3%			1,640,550

Warrants — 0.1%		Shares
Venezuela — 0.1%
Republic of Venezuela Oil Obligations (Expires 4/15/20) (i)		3,000	72,750
Total Long-Term Investments (Cost — $109,024,836) — 93.9%			114,884,567

Short-Term Securities
Money Market Funds— 1.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (j)(k)		1,993,826	1,993,826
US Treasury Obligations — 3.2%		Par (000)	Value
US Treasury Bill, 0.11%, 12/11/14 (l)	USD	3,860	$3,857,889
Total Short-Term Securities (Cost — $5,850,858) — 4.8%			5,851,715
Options Purchased (Cost — $14,701) — 0.0%			4,320
Total Investments Before Options Written (Cost — $114,890,395*) — 98.7%			120,740,602
Options Written (Premiums Received — $8,080) — (0.0)%			(1,712)
Total Investments, Net of Options Written (Cost — $114,882,315) — 98.7%			120,738,890
Other Assets Less Liabilities — 1.3%			1,567,013

Net Assets — 100.0%			$122,305,903

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$114,985,791

Gross unrealized appreciation	$7,026,481
Gross unrealized depreciation	(1,271,670)

Net unrealized appreciation	$5,754,811

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Zero-coupon bond.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Amount is less than $500.

(i)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
Blackrock Liquidity Funds, TempFund, Institutional Class	3,028,342	(1,034,516)	1,993,826	$167

(k)	Represents the current yield as of report date.

(l)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

ABS	Asset-Backed Security	JPY	Japanese Yen
AMT	Alternative Minimum Tax (subject to)	JSC	Joint Stock Company
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	LIFFE	London International Financial Futures and Options Exchange
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NYSE	New York Stock Exchange
CNY	Chinese Renminbi	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	RB	Revenue Bonds
GO	General Obligation Bonds	USD	US Dollar
HUF	Hungarian Forint	ZAR	South African Rand

•	OTC options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Barclays Bank PLC	Call	USD	1.40	4/24/14	EUR	1,761	$3,423
EUR Currency	Deutsche Bank AG	Call	USD	1.45	6/13/14	EUR	1,180	897
Total								$4,320

•	OTC options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Call	USD	1.40	4/24/14	EUR	881	$(1,712)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(49)	German Euro BOBL Futures	Eurex	June 2014	USD	8,463,080	$1,008
(94)	German Euro Bund Future	Eurex	June 2014	USD	18,567,575	(72,907)
7	German Euro Buxl Futures	Eurex	June 2014	USD	1,243,825	2,995
(66)	German Euro Schatz Futures	Eurex	June 2014	USD	10,039,470	7,815
(1)	10-Year Japanese Government Treasury Bonds	Tokyo Stock Exchange	June 2014	USD	1,401,153	1,353
(68)	10-Year Australian Treasury Bonds	Australian Securities Exchange	June 2014	USD	7,286,830	(36,445)
(20)	3-Year Australian Treasury Bonds	Australian Securities Exchange	June 2014	USD	2,010,533	2,739
1	10-Year Canadian Government Treasury Bonds	Montreal	June 2014	USD	117,530	459
(145)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	17,907,500	98,381
(24)	Long US Treasury Bond	Chicago Board of Trade	June 2014	USD	3,197,250	(26,472)
(52)	Long Gilt Future	NYSE LIFFE	June 2014	USD	9,495,354	(57,799)
(13)	2-Year US Treasury Bond	Chicago Board of Trade	June 2014	USD	2,854,313	3,637
(135)	5-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	16,058,672	37,483
17	90-Day Sterling Future	NYSE LIFFE	December 2014	USD	3,515,770	(375)
(17)	90-Day Sterling Future	NYSE LIFFE	December 2015	USD	3,483,531	4,230
Total						$(33,898)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	5,411,000	USD	6,078,198	Barclays Bank PLC	4/15/14	43,127
EUR	510,000	CHF	623,664	Credit Suisse International	4/15/14	(2,953)
EUR	480,000	CHF	587,328	Deutsche Bank AG	4/15/14	(3,176)
EUR	3,391,381	CHF	4,168,537	UBS AG	4/15/14	(43,755)
HUF	36,000,000	USD	160,347	JPMorgan Chase Bank N.A.	4/22/14	861

8	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	100,000,000	USD	445,536	State Street Bank and Trust Co.	4/22/14	$2,264
JPY	313,473,000	USD	3,068,995	Goldman Sachs & Co.	4/22/14	(31,575)
NZD	1,000,000	USD	817,229	JPMorgan Chase Bank N.A.	4/22/14	49,193
NZD	95,000	USD	80,831	The Bank of New York Mellon	4/22/14	1,479
USD	8,273,309	AUD	9,338,000	Barclays Bank PLC	4/22/14	(374,856)
USD	406,193	AUD	448,000	Westpac Banking Corp.	4/22/14	(8,711)
USD	1,716,890	CAD	1,884,000	Barclays Bank PLC	4/22/14	13,514
USD	54,967,265	EUR	39,891,000	Bank of America N.A.	4/22/14	13,840
USD	824,689	EUR	600,000	Barclays Bank PLC	4/22/14	(1,865)
USD	7,241,964	GBP	4,390,000	Barclays Bank PLC	4/22/14	(75,713)
USD	622,332	HUF	137,187,000	JPMorgan Chase Bank N.A.	4/22/14	8,010
USD	907,139	NZD	1,095,000	UBS AG	4/22/14	(41,594)
USD	206,337	ZAR	2,253,000	Barclays Bank PLC	4/22/14	(7,009)
USD	321,552	ZAR	3,514,000	UBS AG	4/22/14	(11,202)
USD	5,244,666	KRW	5,676,827,000	BNP Paribas Securities Corp.	5/12/14	(87,949)
GBP	740,000	USD	1,222,332	Deutsche Bank AG	5/14/14	10,969
CNY	12,410,000	USD	2,011,508	HSBC Bank PLC	5/23/14	(6,573)
CNY	24,975,085	USD	4,093,605	HSBC Bank USA N.A.	5/23/14	(58,679)
EUR	210,000	USD	288,855	Deutsche Bank AG	5/23/14	424
EUR	240,000	USD	330,240	Deutsche Bank AG	5/23/14	365
EUR	450,000	USD	619,665	Deutsche Bank AG	5/23/14	219
EUR	1,800,000	USD	2,473,600	Deutsche Bank AG	5/23/14	5,934
EUR	4,420,000	USD	6,079,927	Royal Bank of Scotland PLC	5/23/14	8,707
EUR	1,800,000	USD	2,480,215	UBS AG	5/23/14	(681)
EUR	1,679,000	USD	2,308,863	UBS AG	5/23/14	3,991
GBP	1,497,000	USD	2,477,902	Barclays Bank PLC	5/23/14	16,868
GBP	731,000	USD	1,218,759	Deutsche Bank AG	5/23/14	(538)
GBP	721,000	USD	1,206,395	Deutsche Bank AG	5/23/14	(4,840)
GBP	724,000	USD	1,207,886	UBS AG	5/23/14	(1,331)
USD	1,214,938	CAD	1,343,000	Deutsche Bank AG	5/23/14	1,582
USD	6,099,974	CHF	5,411,000	Deutsche Bank AG	5/23/14	(23,208)
USD	2,320,692	CHF	2,053,000	UBS AG	5/23/14	(2,519)
USD	594,877	EUR	430,000	Deutsche Bank AG	5/23/14	2,544
USD	1,799,104	EUR	1,300,000	Deutsche Bank AG	5/23/14	8,329
USD	2,439,775	GBP	1,469,000	Citibank N.A.	5/23/14	(8,332)
USD	284,179	HUF	64,530,000	Deutsche Bank AG	5/23/14	(4,285)
USD	318,730	HUF	72,770,000	Deutsche Bank AG	5/23/14	(6,570)
USD	596,792	HUF	136,100,000	Deutsche Bank AG	5/23/14	(11,608)
USD	2,412,968	JPY	246,900,000	Deutsche Bank AG	5/23/14	20,222
USD	2,398,989	JPY	245,579,000	Deutsche Bank AG	5/23/14	19,045
USD	303,803	KRW	327,500,000	Citibank N.A.	5/23/14	(3,665)
USD	2,407,345	PLN	7,360,000	UBS AG	5/23/14	(18,780)
Total						$(610,480)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	OTC credit default swaps – buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
FirstEnergy Corp	1.00%	Deutsche Bank AG	3/20/18	USD 480	$(3,884)	$4,857	$(8,741)
Exel on Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/18	USD 630	(13,680)	(6,765)	(6,915)
Compagnie de Saint Gobain SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR 730	(12,022)	19,138	(31,160)
Hewlett-Packard Company	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 321	(3,887)	8,415	(12,302)
Koninklijke KPN NV	1.00%	Citibank N.A.	3/20/19	EUR 235	2,610	2,538	72
Koninklijke KPN NV	1.00%	Deutsche Bank AG	3/20/19	EUR 130	1,444	1,322	122
Koninklijke KPN NV	1.00%	Credit Suisse Securities (USA) LLC	3/20/19	EUR 175	1,944	1,672	272
Tesco PLC	1.00%	Goldman Sachs International	3/20/19	EUR 90	35	(465)	500
Hewlett-Packard Company	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD 470	(4,601)	5,446	(10,047)
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR 60	212	(249)	461
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR 60	212	(125)	337
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD 214	4,392	4,472	(80)
Total					$(27,225)	$40,256	$(67,481)

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD 640	$12,871	$4,826	$8,045
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB+	EUR 510	9,892	(3,710)	13,602
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BB	USD 260	3,812	(4,528)	8,340
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BB	USD 510	7,477	(8,486)	15,963
FirstEnergy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB-	USD 315	538	(8,881)	9,419
J. Sainsbury PLC	1.00%	Goldman Sachs International	3/20/19	NR	EUR 90	(1,443)	(692)	(751)
J. Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	NR	EUR 60	(1,241)	(742)	(499)
J. Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	NR	EUR 60	(1,241)	(617)	(624)
Total						$30,665	$(22,830)	$53,495

[1]	Using Standard and Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

10	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.74%[1]	1-Day BRIOS	Bank of America N.A.	1/04/16	BRL 1,558	$(3,383)	$(64)	$(3,319)
12.20%[1]	1-Day BRIOS	Bank of America N.A.	1/04/16	BRL 992	1,155	(37)	1,192
4.70%[1]	1-Month MXIBOR	Deutsche Bank AG	3/25/16	MXN 49,780	364	—	364
3.63%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	3/27/19	PLN 3,350	(2,360)	—	(2,360)
5.18%[2]	6-Moth BIBOR	Deutsche Bank AG	11/06/23	HUF 85,000	(8,768)	—	(8,768)
5.51%[2]	6-Moth BIBOR	Citibank N.A.	12/09/23	HUF 70,063	(14,991)	—	(14,991)
Total					$(27,983)	$(101)	$(27,882)

[1]	Fund pays the floating rate and receives the floating rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,398,950	—	$6,398,950
Common Stocks	$241,506	169,259	$213,360	624,125
Corporate Bonds	—	33,782,027	—	33,782,027
Foreign Agency Obligations	—	51,939,717	—	51,939,717
Municipal Bonds	—	3,024,988	—	3,024,988
Non-Agency Mortgage-Backed Securities	—	1,578,715	—	1,578,715
Other Interests	—	—	389,006	389,006
Peferred Securities	—	1,640,550	—	1,640,550
US Treasury Obligations	—	15,433,739	—	15,433,739
Warrants	—	72,750	—	72,750
Short-Term Securities:
Money Market	1,993,826	—	—	1,993,826
US Treasury Obligations	—	3,857,889	—	3,857,889
Optoins Purchased:
Foreign currency exchange contracts	—	4,320	—	4,320

Total	$2,235,332	$117,902,904	$602,366	$120,740,602

12	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$57,133	—	$57,133
Foreign currency exchange contracts	—	231,487	—	231,487
Interest rate contracts	$160,100	1,556	—	161,656
Liabilities:
Credit contracts	—	$(71,119)	—	$(71,119)
Foreign currency exchange contracts	—	(843,679)	—	(843,679)
Interest rate contracts	$(193,998)	(29,438)		(223,436)

Total	$(33,898)	$(654,060)	—	$(687,958)

[1]   Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written at value.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of March 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,187,998	—	—	$1,187,998
Foreign currency at value	983,596	—	—	983,596

Total	$2,171,594	—	—	$2,171,594

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2014	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock World Income Fund, Inc.

Date: May 23, 2014